FINANCIAL RISK MANAGEMENT - Currency Risk Positions (Details) - Currency risk $ in Thousands	Dec. 31, 2019 CAD ($) $ / $	Dec. 31, 2018 CAD ($) $ / $
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount | $	$ 30,000	$ 54,140
Estimated usage	40.30%	71.20%
Hedging price ($/gallon and $/litre)		1.36
Floor price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedging price ($/gallon and $/litre)	1.2614	1.2500
Cap price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedging price ($/gallon and $/litre)	1.3710	1.3348